Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of classification of financial instruments

	Note	2024	2023

Assets
Amortized cost
Cash and cash equivalents	4	5,971	5,339
Trade accounts receivable	6	3,516	2,910
Other assets		474	444

Fair value through profit or loss
Derivatives	18.7	34	33
Cash equivalents	4	9,015	8,848
Financial investments	5	1,832	4,974
Energy future agreements	18.7	89	112

Fair value through other comprehensive income
Trade accounts receivable		46	-

Fair value of hedge accounting instruments
Derivatives	18.7	49	202

Liabilities
Amortized cost
Trade payables	14	16,963	13,221
Borrowings and debentures	15	53,767	42,743
Braskem Idesa borrowings	16	15,526	11,710
Loan from non-controlling shareholders of Braskem Idesa	9 (a)	1,050	2,490
Leniency agreement	21	636	1,016
Other liabilities		1,673	2,635

Fair value through profit or loss
Derivatives	18.7	49	92
Energy future agreements	18.7	108	107

Fair value of hedge accounting instruments
Derivatives	18.7	156	-

Schedule of fair value of the financial instruments

	Level 1	Level 2	Total

Assets
Cash equivalents	-	9,015	9,015
Financial investments	-	1,832	1,832
Trade accounts receivable	-	46	46
Derivatives	-	83	83
Energy future agreements	-	89	89

Liabilities
Derivatives	-	205	205
Energy future agreements	-	108	108

Financing
Foreign currency - Bonds	39,082	-	39,082
Foreign currency - Others	-	4,052	4,052
Local currency	-	1,051	1,051
Debentures	2,132	528	2,660

Braskem Idesa financing
Bond	9,882	-	9,882
Others	-	1,589	1,589

Schedule of capital management

Capital structure	2024	2023
Equity attributable to the Company's shareholders	(4,278)	3,279
Equity attributable to Braskem Idesa	497	(4,412)
Equity attributable to the Company's shareholders	(4,775)	7,691

Third-party capital	105,853	88,462
Third-party capital - Braskem Idesa	22,738	24,414
Total third-party capital	83,115	64,048

Total	78,340	71,739

Schedule of liquidity risk management

	Until		Between one		Between two		More than
	one year		and two years		and five years		five years	Total

Trade payables	17,184	-	80	-	-	-	-	17,264
Borrowings and debentures	2,357		2,467		16,125		68,357	89,306
Braskem Idesa borrowings	993		229		9,637		10,939	21,798
Derivatives	827		22		75		18	942
Loan from non-controlling shareholder of Braskem Idesa	-		-		-		1,975	1,975
Leniency agreement	38		122		836		-	996
Lease	1,160		996		1,623		1,596	5,375
At December 31, 2024	22,559		3,916		28,296		82,885	137,656

Interest discounted to present value	(1,289)		(846)		(13,698)		(30,189)	(46,022)

Carrying amount	21,270		3,070		14,598		52,696	91,634

Schedule of carrying amount of financial assets with exposure to counterparty risk

	2024	2023
Cash and cash equivalents	14,986	14,187
Financial investments	1,832	4,974
Derivatives - assets	83	235
Derivatives - liabilities	205	92

Schedule of exposure classified by credit risk rating
			2024			2023
	Domestic market	Foreign market	Total	Domestic market	Foreign market	Total
Financial assets with risk classification
AAA	4,656	7,482	12,138	11,438	2,493	13,931
AA+	153	-	153	140	-	140
AA	190	-	190	130	-	130
AA-	125	-	125	249	-	249
A+	-	2,849	2,849	1	3,072	3,073
A	232	678	910	32	506	538
A-	7	233	240	4	815	819
BBB	-	1	1	-	49	49
	5,363	11,243	16,606	11,994	6,935	18,929
Financial assets without risk classification
Other financial assets with no risk assessment (i)	212	-	212	149	83	232

	212	-	212	149	83	232

Total	5,575	11,243	16,818	12,143	7,018	19,161

(i)	Investments approved by the Management, in accordance with the Financial Policy.

Schedule of percentage of trade accounts receivable by risk ratings

		(%)
	2024	2023
Minimal risk	70.27	65.62
Low risk	16.60	19.33
Medium risk	8.49	6.37
High risk	4.51	8.28
Very high risk (i)	0.14	0.40

(i)	Clients in this group that are still active purchase from Company and pay in advance.

Schedule of derivative financial instruments, which are used in managing market risk protection

Instrument	Market risk	Exposure	Protection	Notional	Balance at 2023	Change in fair value	Financial settlement	Balance at 2024

Non-hedge accounting transactions

Future contract	Commodities price	Gasoline	Naphtha	(45)	(3)	26	(32)	(9)
Swap - Terminal Química	Interest rate	SOFR variable	SOFR fixed	(24)	62	(40)	2	24
Energy future agreements	Energy price	Energy		(77)	(6)	25	-	19
					53	11	(30)	34

Hedge accounting transactions

Put and call options	Foreign exchange	R$	US$	5,358	(37)	171	(1)	132
Swap CRA	US$ and fixed rate	R$	US$ and fixed rate	742	(129)	64	15	(49)
Swap CDI dollar	US$ and fixed rate	R$	US$ and fixed rate	127	(36)	43	17	24
					(201)	277	30	106

Asset
Current asset					137			73
Non-current asset					210			99
Total					347		-	172

Liabilities
Current liabilities					58			212
Non-current liabilities					141			101
Total					199		-	313
Balance - liabilities - assets					(148)			141

Schedule of exposure to index and interest rate risk

								2024								2023
	CDI		IPCA		SOFR		Fixed	Total	CDI		IPCA		SOFR		Fixed	Total
Cash, equivalents and financial investments	5,259	-	-	-	-	-	11,559	16,818	12,007	-	-	-	-	-	7,154	19,161
Derivatives	24	-	49	-	24	-	-	97	577	-	808	-	13	-	-	1,398
Leniency agreement	636	-	-	-	-	-	-	636	1,016	-	-	-	-	-	-	1,016
Borrowings and debentures	3,064	-	1,129	-	5,261		44,313	53,767	3,877	-	1,203	-	5,604	-	32,058	42,742
Braskem Idesa borrowings	-	-	-	-	2,583	-	12,943	15,526	-	-	-	-	1,391	-	10,319	11,710

Schedule of financial assets and liabilities

					2024					2023
	US$	EUR	MXN	Other currencies	Total	US$	EUR	MXN	Other currencies	Total
Assets
Cash, cash equivalents and financial investments	10,757	272	412	117	11,558	6,421	225	474	35	7,155
Trade accounts receivables	1,626	13	-	87	1,726	1,760	12	-	36	1,808
	12,383	285	412	204	13,284	8,181	237	474	71	8,963
Liabilities
Trade payables	12,646	248	224	10	13,128	9,643	187	163	-	9,993
Borrowings	49,497	70	-	-	49,567	37,584	58	-	-	37,642
Braskem Idesa borrowings	15,527				15,527	11,709				11,709
Loan from non-controlling shareholders of Braskem Idesa	1,050	-	-	-	1,050	2,490	-	-	-	2,490
	78,720	318	224	10	79,272	61,426	245	163	-	61,834
Net exposure	(66,336)	(33)	188	194	(65,988)	(53,244)	(9)	311	71	(52,872)

Schedule of gains and losses in these probable

				Gain (losses)
	Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity	as of Dec. 2024	(US$ x R$ 5,96)	(US$ x R$ 6,95)	(US$ x R$ 8,46)

Brazilian real / U.S dollar exchange rate
Cash, cash equivalents and financial investments	10,757	(404)	1,312	3,936
Borrowings	65,024	2,437	(7,917)	(23,750)
Trade payables	12,646	474	(1,541)	(4,624)
Derivatives	1,127	389	(279)	(1,495)
Loan from non-controlling shareholders	1,050	39	(128)	(384)
of Braskem Idesa
Trade accounts receivables	1,626	(61)	198	511

		(EUR x R$ 7,14)	(EUR x R$ 7,19)	(EUR x R$ 8,69)

Brazilian real / Euro exchange rate
Cash, cash equivalents and financial investments	272	30	32	95
Trade payables	248	(27)	(29)	(87)
Borrowings	70	(8)	(8)	(24)

		(MXN x R$ 0,31)	(MXN x R$ 0,34)	(MXN x R$ 0,41)

Brazilian real / Mexican peso exchange rate
Cash, cash equivalents and financial investments	412	-	47	141
Trade payables	224	-	(26)	(77)

		14,75%	15,22%	21,15%

CDI interest rate
Cash, cash equivalents and financial investments	5,259	117	135	417
Borrowings indexed to CDI	3,064	(383)	(396)	(1,558)
Leniency agreement	636	(37)	(44)	(138)

		4,9%	6,91%	11,07%

IPCA interest rate
Borrowings indexed to IPCA	1,129	(5)	(159)	(521)
Derivatives	826	858	964	1,296

		3,81%	8,72%	17,54%

SOFR interest rate
Borrowings indexed to SOFR	7,844	101	(906)	(2,718)

Schedule of fair value adjustment

Identification	Total nominal	Hedge	Maturity	Fair value, net
	value R$	(Interest rate per year)		2024	2023
Swaps CRA	600,218	3.54%	Dec-2028	41	98
Swaps CRA	141,298	3.37%	Dec-2031	8	30
Total	741,516			49	128

Schedule of hedge accounting

					Hedge instruments – US$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in R$	Balance at 2023	Designated hedge instrument	Hedging instruments carried out	Hedge instruments discontinued	Balance at 2024
2013	Financial liabilities in US$	6,757	2016 / 2017 / 2018 / 2019 / 2020 / 2021 / 2022 / 2023 / 2024	2.002	175	-	(175)	-	-
2017	Financial liabilities in US$	1,250	2028	3.169	1,250	-	-	-	1,250
2019	Financial liabilities in US$	2,200	2025 / 2030 / 2031 / 2032	3.922	2,200	-	-	(400)	1,800
2020	Financial liabilities in US$	600	2032	4.021	400	-	-	-	400
2021	Financial liabilities in US$	400	2025	5.583	400	-	-	-	400
2022	Financial liabilities in US$	500	2029	5.179	500	-	-	-	500
2023	Financial liabilities in US$	400	2033	5.008	400	-	-	-	400
2024	Financial liabilities in US$	400	2033	5.778		400	-	-	400

				Total	5,325	400	(175)	(400)	5,150

					Hedge instruments – R$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in R$	Balance at 2023	Designated hedge instrument	Hedging instruments carried out	Hedge instruments discontinued	Balance at 2024
2013	Financial liabilities in US$	41,843	2016 / 2017 / 2018 / 2019 / 2020 / 2021 / 2022 / 2023 / 2024	2.002	1,084	-	(1,084)	-
2017	Financial liabilities in US$	7,740	2028	3.169	7,740	-	-	-	7,740
2019	Financial liabilities in US$	13,623	2025 / 2030 / 2031 / 2032	3.922	13,623	-	-	(2,477)	11,146
2020	Financial liabilities in US$	3,715	2032	4.021	2,477	-	-	-	2,477
2021	Financial liabilities in US$	2,477	2025	5.583	2,477	-	-	-	2,477
2022	Financial liabilities in US$	3,096	2029	5.179	3,096	-	-	-	3,096
2023	Financial liabilities in US$	2,477	2033	5.008	2,477	-	-	-	2,477
2024	Financial liabilities in US$	2,477	2033	5.778	-	2,477	-	-	2,477

				Total	32,974	2,477	(1,084)	(2,477)	31,890

Schedule of hedge reserves

		Other comprehensive income in the year
Designation year	Balance at 2023	Exchange variation in the year	Hedge reserve carried out	Balance at 2024
2013	(2,318)	-	2,318	-
2017	(2,091)	(1,689)	-	(3,779)
2019	(1,963)	(2,796)	-	(4,758)
2020	(567)	(540)	-	(1,108)
2021	297	(540)	-	(244)
2022	169	(676)	-	(507)
2023	67	(540)	-	(474)
2024	-	(166)	-	(166)
Total	(6,407)	(6,947)	2,318	(11,036)

Income taxes	2,178	2,363	(788)	3,752

Hedge reserve net of income tax	(4,228)	(4,584)	1,530	(7,284)

Hedge reserve for designated instruments	(2,868)			(6,616)
Hedge reserve for discontinued instruments	(1,360)			(668)

Schedule of expected realization flow of the hedge reserves

Year	US$	R$
2025	400	244
2028	1,250	3,779
2029	500	507
2030	800	1,771
2031	800	1,771
2032	600	1,311
2033	800	640

Schedule of hedge reserves and their changes

		Other comprehensive income in the year
Designation year	Balance at 2023	Exchange variation in the year	Hedge reserve carried out	Balance at 2024
2014, 2015, 2019, 2021	1,031	(2,192)	669	(492)
Income tax	(309)	658	(201)	147
Hedge reserve net of income tax	722	(1,534)	468	(344)